Quarterly Report
July 31, 2023
MFS®  Global Equity Fund
LGE-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	281,494	$54,646,430
MTU Aero Engines Holding AG	54,811	12,794,195
Rolls-Royce Holdings PLC (a)	8,454,902	20,057,331
		$87,497,956
Airlines – 0.8%
Aena S.A.	144,821	$23,152,142
Alcoholic Beverages – 5.5%
Carlsberg Group	97,170	$14,573,923
Diageo PLC	1,283,874	55,979,238
Heineken N.V.	406,076	39,799,277
Pernod Ricard S.A.	187,837	41,429,273
		$151,781,711
Apparel Manufacturers – 4.8%
Burberry Group PLC	696,796	$19,878,803
Compagnie Financiere Richemont S.A.	286,755	46,134,656
LVMH Moet Hennessy Louis Vuitton SE	71,384	66,564,577
		$132,578,036
Automotive – 0.4%
Aptiv PLC (a)	97,071	$10,628,304
Broadcasting – 1.9%
Omnicom Group, Inc.	87,869	$7,435,475
Walt Disney Co. (a)	324,392	28,835,205
WPP Group PLC	1,553,927	16,982,881
		$53,253,561
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp.	790,624	$52,260,247
Deutsche Boerse AG	76,533	14,667,002
London Stock Exchange Group PLC	176,061	19,119,710
		$86,046,959
Business Services – 8.7%
Accenture PLC, “A”	202,497	$64,059,926
Adecco S.A.	172,574	7,007,448
Brenntag AG	159,035	12,324,061
Cognizant Technology Solutions Corp., “A”	386,280	25,506,068
Compass Group PLC	596,962	15,529,074
Equifax, Inc.	93,748	19,132,092
Experian PLC	425,061	16,414,156
Fidelity National Information Services, Inc.	361,127	21,804,848
Fiserv, Inc. (a)	249,703	31,515,016
Intertek Group PLC	279,304	15,635,362
PayPal Holdings, Inc. (a)	127,395	9,659,089
		$238,587,140
Cable TV – 2.6%
Comcast Corp., “A”	1,564,704	$70,818,503

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.9%
3M Co.	206,292	$23,001,558
PPG Industries, Inc.	202,695	29,167,811
		$52,169,369
Computer Software – 3.1%
Check Point Software Technologies Ltd. (a)	234,023	$30,940,181
Oracle Corp.	461,449	54,095,666
		$85,035,847
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	542,486	$29,706,604
Construction – 0.6%
Otis Worldwide Corp.	182,091	$16,562,997
Consumer Products – 4.1%
Colgate-Palmolive Co.	138,734	$10,579,855
Essity AB	1,286,432	31,884,605
International Flavors & Fragrances, Inc.	419,007	35,452,182
Reckitt Benckiser Group PLC	476,112	35,671,251
		$113,587,893
Electrical Equipment – 4.9%
Amphenol Corp., “A”	230,652	$20,368,878
Legrand S.A.	357,637	35,830,378
Schneider Electric SE	437,382	77,925,280
		$134,124,536
Electronics – 1.1%
Hoya Corp.	114,000	$13,245,844
Microchip Technology, Inc.	190,443	17,890,215
		$31,136,059
Food & Beverages – 3.5%
Danone S.A.	614,984	$37,547,992
Nestle S.A.	476,982	58,459,763
		$96,007,755
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	95,349	$19,242,382
Whitbread PLC	298,335	13,396,559
		$32,638,941
Insurance – 3.1%
Aon PLC	113,822	$36,252,307
Willis Towers Watson PLC	228,745	48,340,681
		$84,592,988
Internet – 2.7%
Alphabet, Inc., “A” (a)	416,960	$55,338,931
eBay, Inc.	411,282	18,306,162
		$73,645,093
Machinery & Tools – 1.3%
Carrier Global Corp.	155,797	$9,277,711
Kubota Corp.	1,776,500	26,778,929
		$36,056,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.9%
Erste Group Bank AG	392,809	$14,848,498
Goldman Sachs Group, Inc.	137,691	49,000,096
UBS AG	1,900,446	42,005,730
		$105,854,324
Medical Equipment – 13.5%
Abbott Laboratories	346,668	$38,594,548
Boston Scientific Corp. (a)	849,899	44,067,263
Cooper Cos., Inc.	68,722	26,888,170
EssilorLuxottica	59,136	11,894,765
Medtronic PLC	794,823	69,753,666
Olympus Corp.	1,958,300	31,886,985
Sonova Holding AG	57,172	15,898,412
Stryker Corp.	101,912	28,882,880
Thermo Fisher Scientific, Inc.	127,371	69,883,373
Waters Corp. (a)	118,376	32,696,635
		$370,446,697
Other Banks & Diversified Financials – 5.1%
American Express Co.	205,341	$34,677,988
Grupo Financiero Banorte S.A. de C.V.	949,923	9,003,421
Julius Baer Group Ltd.	183,355	12,951,858
Visa, Inc., “A”	345,090	82,038,246
		$138,671,513
Pharmaceuticals – 4.9%
Bayer AG	504,114	$29,454,086
Merck KGaA	223,508	39,270,378
Roche Holding AG	212,211	65,849,775
		$134,574,239
Railroad & Shipping – 4.8%
Canadian National Railway Co.	359,098	$43,533,451
Canadian Pacific Kansas City Ltd.	667,918	54,962,972
Union Pacific Corp.	146,546	34,001,603
		$132,498,026
Specialty Chemicals – 4.7%
Akzo Nobel N.V.	312,960	$26,757,179
L'Air Liquide S.A.	153,712	27,608,876
Linde PLC	192,272	75,114,902
		$129,480,957
Specialty Stores – 0.5%
Hermes International	5,855	$12,981,365
Telecommunications - Wireless – 1.2%
Liberty Broadband Corp. (a)	359,816	$32,070,400
Trucking – 1.0%
United Parcel Service, Inc., “B”	144,770	$27,090,810
Total Common Stocks		$2,723,277,365
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	846,954	$1,043,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.25% (v)	14,164,716	$14,164,716

Other Assets, Less Liabilities – 0.3%		8,265,134
Net Assets – 100.0%		$2,746,750,793
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,164,716 and $2,724,320,943, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,724,320,943	$—	$—	$2,724,320,943
Mutual Funds	14,164,716	—	—	14,164,716
Total	$2,738,485,659	$—	$—	$2,738,485,659
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,194,315	$307,138,254	$301,173,059	$5,206	$—	$14,164,716
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$358,907	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2023, are as follows:
United States	53.0%
France	11.4%
Switzerland	9.1%
United Kingdom	8.3%
Germany	4.0%
Canada	3.6%
Japan	2.6%
Netherlands	2.4%
Sweden	1.2%
Other Countries	4.4%